UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-06103

Investors Cash Trust
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  3/31

Date of reporting period: 12/31/10

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of December 31, 2010 (Unaudited)

Central Cash Management Fund
	Principal Amount ($)	Value ($)
Commercial Paper 9.3%
Issued at Discount **
Straight-A Funding LLC:
144A, 0.25%, 1/6/2011	64,290,000	64,287,768
144A, 0.25%, 2/11/2011	50,000,000	49,985,764
144A, 0.25%, 3/11/2011	15,000,000	14,992,812

Total Commercial Paper (Cost $129,266,344)		129,266,344
Government & Agency Obligations 55.6%
US Government Sponsored Agencies 45.8%
Federal Farm Credit Bank:
0.169% **, 5/9/2011	75,000,000	74,954,667
0.17% *, 6/7/2011	5,000,000	4,999,129
0.241% *, 11/2/2011	20,500,000	20,499,143
Federal Home Loan Bank:
0.077% **, 1/21/2011	910,000	909,959
0.149% *, 7/15/2011	50,000,000	49,986,429
0.16% *, 5/26/2011	38,000,000	38,000,000
0.191% *, 5/25/2011	50,000,000	49,992,014
0.231% *, 9/26/2011	25,000,000	24,999,089
0.24%, 10/28/2011	12,000,000	11,993,692
0.25%, 6/29/2011	11,500,000	11,498,700
0.25%, 10/28/2011	10,000,000	9,999,320
0.26%, 1/25/2011	15,000,000	14,999,735
0.26%, 11/23/2011	12,000,000	11,996,356
0.26%, 11/29/2011	10,000,000	9,998,790
0.269% **, 9/12/2011	12,000,000	11,977,140
0.4%, 1/4/2011	3,500,000	3,499,996
0.43%, 2/22/2011	13,500,000	13,500,025
0.54%, 5/24/2011	8,000,000	8,000,251
0.56%, 5/27/2011	9,500,000	9,511,118
0.76%, 7/19/2011	15,000,000	15,040,324
0.95%, 2/3/2011	8,000,000	8,003,624
Federal Home Loan Mortgage Corp.:
0.152% **, 2/25/2011	15,000,000	14,996,448
0.228% **, 1/18/2011	25,000,000	24,997,167
0.337% *, 1/28/2011	5,000,000	5,000,612
0.35% *, 4/1/2011	25,000,000	25,016,699
Federal National Mortgage Association:
0.161% *, 7/27/2011	60,000,000	59,977,529
0.176% **, 2/14/2011	30,000,000	29,993,400
0.221% *, 9/19/2011	30,000,000	29,998,897
0.227% **, 1/19/2011	20,000,000	19,997,600
0.284% **, 1/18/2011	8,000,000	7,998,867
4.68%, 6/15/2011	5,175,000	5,278,124
5.0%, 10/15/2011	6,000,000	6,223,145

		633,837,989
US Treasury Obligations 9.8%
US Treasury Bill, 0.217% **, 10/20/2011	5,000,000	4,991,179
US Treasury Notes:
0.875%, 1/31/2011	20,000,000	20,011,341
0.875%, 2/28/2011	25,000,000	25,028,082
1.0%, 9/30/2011	12,500,000	12,567,464
1.0%, 10/31/2011	5,000,000	5,031,221
1.125%, 6/30/2011	15,000,000	15,051,760
1.125%, 12/15/2011	20,000,000	20,156,067
1.75%, 11/15/2011	5,000,000	5,065,246
4.625%, 10/31/2011	12,500,000	12,946,830
5.125%, 6/30/2011	14,700,000	15,056,973

		135,906,163

Total Government & Agency Obligations (Cost $769,744,152)		769,744,152
Repurchase Agreements 35.0%
Banc of America Securities LLC, 0.25%, dated 12/31/2010, to be repurchased at $166,111,796 on 1/3/2011 (a)	166,108,335	166,108,335
Barclays Capital, 0.15%, dated 12/31/2010, to be repurchased at $77,513,466 on 1/3/2011 (b)	77,512,497	77,512,497
The Goldman Sachs & Co., 0.17%, dated 12/31/2010, to be repurchased at $240,003,400 on 1/3/2011 (c)	240,000,000	240,000,000

Total Repurchase Agreements (Cost $483,620,832)		483,620,832

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,382,631,328) †	99.9	1,382,631,328
Other Assets and Liabilities, Net	0.1	953,166

Net Assets	100.0	1,383,584,494

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

†	The cost for federal income tax purposes was $1,382,631,328.
*
These securities are shown at their current rate as of December 31, 2010.  Floating rate securities' yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate.

**	Annualized yield at time of purchase; not a coupon rate.
(a)	Collateralized by $159,612,837 Federal National Mortgage Association, with various coupon rates from 3.7-5.5%, with various maturity dates of 4/1/2037-12/1/2040 with a value of $169,428,855.
(b)	Collateralized by $98,300,000 US Treasury STRIPS, with various maturity dates of 5/15/2014-5/15/2020 with a value of $79,100,000.
(c)	Collateralized by:

Principal Amount ($)	Security	Rate (%)	Maturity Date	Collateral Value ($)
58,167,867	Federal Home Loan Mortgage Corp.	4.0-5.0	9/1/2024-12/1/2040	59,817,898
175,577,160	Federal National Mortgage Association	3.5-6.0	1/1/2021-1/1/2041	185,054,544
Total Collateral Value				244,872,442

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

STRIPS: Separate Trading of Registered Interest and Principal Securities

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Securities held by a money market fund are reflected as Level 2 because the securities are valued at amortized cost (which approximates fair value) and, accordingly, the inputs used to determine value are not quoted prices in an active market.

The following is a summary of the inputs used as of December 31, 2010 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Investments in Securities(d)	$—	$899,010,496	$—	$899,010,496
Repurchase Agreements	—	483,620,832	—	483,620,832
Total	$—	$1,382,631,328	$—	$1,382,631,328

There have been no significant transfers in and out of Level 1 and Level 2 fair value measurements during the period ended December 31, 2010.
(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Central Cash Management Fund, a series of Investors Cash Trust

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark Michael G. Clark President

Date:	February 15. 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 15. 2011